PROSPECTUS

                                                                    Smith Barney
                                                              Institutional Cash
                                                                      Management
                                                                      Fund, Inc.
                                                                  Class A Shares


                                                              SEPTEMBER 28, 1998


                                                   Prospectus begins on page one

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Prospectus                                                    September 28, 1998
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      Smith Barney Institutional
      Cash Management Fund, Inc. -- Class A Shares
      388 Greenwich Street
      New York, New York 10013
      (800) 451-2010

      Smith Barney Institutional Cash Management Fund, Inc. (the "Fund") is a money market fund that invests in high quality money market instruments. The Fund is a no-load, open-end management investment company that offers shares in three Portfolios: the Cash Portfolio, the Government Portfolio and the Municipal Portfolio (individually, a "Portfolio" and collectively, the "Portfolios").

      The investment objective of each of the Cash Portfolio and the Government Portfolio is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the Municipal Portfolio is to maximize current income exempt from Federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

      An investment in a Portfolio is neither insured nor guaranteed by the U.S. Government. There is no assurance that a Portfolio will be able to maintain a stable net asset value of $1.00 per share.


      Each Portfolio is designed primarily for institutions as an economical and convenient means for the investment of short-term funds. Each Portfolio currently offers two Classes of shares. Class A shares may be purchased by institutional investors on their own behalf. Class B shares may be purchased by institutional investors on behalf of their clients. A Prospectus for Class B shares is available upon request and without charge by calling the Fund at the telephone number set forth above or by contacting a Salomon Smith Barney Financial Consultant.

      This Prospectus sets forth concisely certain information about the Fund and the Portfolios, including service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference. Additional information about the Fund is contained in a Statement of Additional Information dated September 28, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above. The Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



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Table of Contents
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Fee Table                                                                      3
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Financial Highlights                                                           4
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Investment Objectives and Policies                                             6
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Common Investment Techniques                                                  14
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Risks and Special Considerations                                              16
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Valuation of Shares                                                           17
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Dividends, Automatic Reinvestment and Taxes                                   18
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Purchase of Shares                                                            20
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Exchange Privilege                                                            21
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Redemption of Shares                                                          21
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Minimum Account Size                                                          24
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Yield Information                                                             24
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Management of the Fund                                                        24
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Distributor                                                                   25
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Additional Information                                                        26
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================================================================================
      No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or Salomon Smith Barney Inc. ("Salomon Smith Barney" or the "Distributor"). This Prospectus does not constitute an offer by the Fund or Salomon Smith Barney, to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.
================================================================================



2
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Fee Table
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      The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of a Portfolio based on its current operating expenses:

Smith Barney Institutional Cash           Cash     Government   Municipal
Management Fund -- Class A Shares       Portfolio   Portfolio   Portfolio
================================================================================
Shareholders Transaction Expenses
    Sales Charge Imposed on Purchase      None        None        None
    Deferred Sales Charge                 None        None        None


Annual Portfolio Operating Expenses
    (as a percentage of average net assets)
      Management Fees (after waiver)*     0.15%       0.11%       0.09%
      12b-1 Fees                          None        None        None

      Other Expenses                      0.08        0.12        0.14

================================================================================
TOTAL PORTFOLIO OPERATING
    EXPENSES                              0.23%       0.23%       0.23%
================================================================================

* These estimated expenses include a management fee waiver. Absent the fee waiver, for its most recent fiscal year end the management fee would have been
      0.27% for each portfolio and "Total Portfolio Operating Expenses" would have been 0.35%, 0.39% and 0.41%, respectively, for the Cash Portfolio, Government Portfolio and Municipal Portfolio.


      Example

      The following example is intended to assist an investor in understanding the various costs that an investor in each of the Portfolios will bear directly or indirectly. The example assumes payment by the Portfolio of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares," "Management of the Fund" and "Distributor."


Smith Barney Institutional Cash
Management Fund -- Class A Shares         1 Year   3 Years   5 Years   10 Years
================================================================================
An investor would pay the following
expenses on a $1,000 investment,
assuming (1) 5.00% annual return and
(2) redemption at the end of each time
period:
      Cash Portfolio                          $2        $7       $13        $29
      Government Portfolio                     2         7        13         29
      Municipal Portfolio                      2         7        13         29
================================================================================


      The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, a Portfolio's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.


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Financial Highlights
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      The following information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated May 31, 1998. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report which is incorporated by reference into the Statement of Additional Information.


For a share of Class A capital stock outstanding throughout the year:


Cash Portfolio                                       1998             1997             1996(1)
==============================================================================================
Net Asset Value, Beginning of Year                  $1.00            $1.00            $1.00
----------------------------------------------------------------------------------------------
  Net investment income(2)                          0.055            0.052            0.053
  Distributions from investment income             (0.055)          (0.052)          (0.053)
  Net realized gains                               (0.000)*             --            (0.00)*
----------------------------------------------------------------------------------------------
Net Asset Value, End of Year                        $1.00            $1.00            $1.00
----------------------------------------------------------------------------------------------
Total Return                                         5.58%            5.35%            5.44%++
----------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                   $848,383         $216,055         $277,572
----------------------------------------------------------------------------------------------
Ratios to Average Net Assets+:
  Expenses(2)(3)                                     0.23%            0.23%            0.15%+
  Net investment income                              5.43             5.23             5.43+
==============================================================================================
Government Portfolio                                 1998             1997             1996(1)
==============================================================================================
Net Asset Value, Beginning of Year                  $1.00            $1.00            $1.00
----------------------------------------------------------------------------------------------
  Net investment income(2)                          0.053            0.052            0.052
  Distributions from net investment income         (0.053)          (0.052)          (0.052)
  Distributions from net realized gains                --           (0.000)*         (0.000)*
----------------------------------------------------------------------------------------------
Net Asset Value, End of Year                        $1.00            $1.00            $1.00
----------------------------------------------------------------------------------------------
Total Return                                         5.46%            5.29%            5.36%++
----------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                  $88,484         $151,840          $57,698
----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(2)                                        0.23%            0.21%            0.16%+
  Net investment income                              5.33             5.18             5.28+
==============================================================================================


(1) For the period from June 16, 1995 (commencement of operations) to May 31, 1996.

(2) The Manager has waived a portion of its fees for the Portfolio for the fiscal years ended May 31, 1998, 1997 and for the period ended May 31, 1996. If the Manager had not agreed to the fee waiver, the per share decrease in net investment income and the ratio of expenses to average net assets would have been:

                              Per Share Decrease in       Expense Ratio
                              Net Investment Income     Without Fee Waiver
                              ---------------------     ------------------
                              1998     1997   1996(1)  1998    1997   1996(1)
                             -----    -----    -----   ----    ----    ----

      Cash Portfolio         $0.001   $0.001   $0.001  0.35%   0.36%   0.39%+
      Government Portfolio    0.002    0.001    0.002  0.39    0.43    0.55+

(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.80%. * Amount represents less than $0.001.

++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.




4
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Financial Highlights (continued)
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For a share of each class of capital stock outstanding throughout the year:


Municipal Portfolio                              1998            1997                  1996(1)
==============================================================================================
Net Asset Value, Beginning of Year              $1.00           $1.00                 $1.00
----------------------------------------------------------------------------------------------
  Net investment income(2)                      0.035           0.034                 0.035
  Dividends from net investment income         (0.035)         (0.034)
  Distributions from net realized gains        (0.000)*            --                    --
----------------------------------------------------------------------------------------------
Net Asset Value, End of Year                    $1.00           $1.00                 $1.00
----------------------------------------------------------------------------------------------
Total Return                                     3.56%           3.40%                 3.55%++
----------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                $85,671         $23,666               $59,308
----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(2)(3)                                 0.23%           0.21%                 0.15%+
  Net investment income                          3.50            3.34                  3.46+
==============================================================================================


(1) For the period from June 16, 1995 (commencement of operations) to May 31, 1996.

(2) The Manager has waived all or a part of its management fees for the Portfolio for the fiscal years ended May 31, 1998, 1997 and for the period ended May 31, 1996. In addition, the Manager reimbursed the Portfolio for $63,835 in expenses for the period ended May 31, 1996. If the Manager had not agreed to the fee waiver and the expense reimbursement, the per share decrease in net investment income and the ratio of expenses to average net assets would have been:

                                      Per Share                Expense Ratio
                                   Decrease in Net          Without Fee Waiver
                                  Investment Income         and Reimbursement
                                  -----------------         -----------------
                                1998     1997    1996(1)  1998    1997   1996(1)
                               ------   ------   ------   ----    ----    ----
      Municipal Portfolio      $0.001   $0.004   $0.003   0.41%   0.41%   0.69%+

(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.80%. * Amount represents less than $0.001.

++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.




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Investment Objectives and Policies
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      The investment objective of each Portfolio set forth in this Prospectus is fundamental and may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Portfolio. Shareholders will be notified of material changes in investment policies. The Portfolios are subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental and may not be changed without shareholder approval.

      The investment objective of each of the Cash Portfolio and the Government Portfolio is to seek maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity. The investment objective of the Municipal Portfolio is to seek maximum current income that is exempt from Federal income taxes to the extent consistent with preservation of capital and the maintenance of liquidity. There can be no assurance that a Portfolio will achieve its investment objective or be able to maintain a stable net asset value of $1.00 per share.

      Common Investment Policies


      The Portfolios will invest only in eligible high quality, short-term money market instruments that present minimal credit risks, as determined by Mutual Management Corp. ("MMC") (formerly known as Smith Barney Mutual Funds Management Inc.), the Funds' investment manager, pursuant to procedures adopted by the Fund's Board of Directors (the "Directors"). Each Portfolio may invest only in U.S. dollar denominated instruments that have a remaining maturity of 13 months or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and will maintain a dollar weighted average portfolio maturity of 90 days or less.


      Portfolio Quality


      Each Portfolio will limit its investments to securities that the Directors determine present minimal credit risks and that are "Eligible Securities" at the time of acquisition by the Portfolio. The term "Eligible Securities" includes securities rated by the "Requisite NRSROs" in one of the two highest short-term rating categories, securities of issuers that have received such ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means, in the case of the Portfolios, (a) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer or (b) one NRSRO, if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security. The NRSROs currently designated as such by the SEC are Standard & Poor's Ratings Group ("S & P"), Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA, Inc., Duff and Phelps Credit Rating Co. and Thomson



6
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Investment Objectives and Policies (continued)
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BankWatch. A more detailed discussion of the categories of Municipal Obligations
(as defined below) and the ratings of NRSROs is contained in the Statement of Additional Information relating to the Portfolios.

      In addition, the Cash Portfolio and the Government Portfolio may not invest more than 5% of their respective total assets in Eligible Securities that have not received the highest rating from the Requisite NRSROs and comparable unrated securities ("Second Tier Securities") and may not invest more than the greater of 1% of their respective total assets or one million dollars in the Second Tier Securities of any one issuer.

      The Cash Portfolio

      The Cash Portfolio pursues its objective by investing primarily in high quality commercial paper and obligations of financial institutions. The Portfolio may also invest in U.S. Government Securities (as defined below) and municipal securities, although the Portfolio expects to invest in such securities to a lesser degree.


      Debt Securities -- The Portfolio may invest in debt obligations of domestic and foreign issuers, including commercial paper (short-term promissory notes issued by companies to finance their, or their affiliates', current obligations), notes and bonds and variable amount master demand notes. The Portfolio may invest in privately issued commercial paper that is restricted as to disposition under the federal securities laws. In general, any sale of this paper may not be made without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an appropriate exemption therefrom. Pursuant to the provisions of Section 4(2) of the 1933 Act, however, some privately issued commercial paper ("Section 4(2) paper") is eligible for resale to institutional investors, and accordingly, MMC may determine that a liquid market exists for that paper pursuant to guidelines adopted by the Directors. If a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities.


      Obligations of Financial Institutions -- The Portfolio may invest in obligations of financial institutions. Examples of obligations in which the Portfolio may invest include negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks having total assets in excess of $1 billion or the equivalent of $1 billion in other currencies (in the case of foreign banks) and securities backed by letters of credit of U.S. banks or other U.S. financial institutions that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation ("FDIC") (including obligations of foreign branches of such members), if either: (a) the principal amount of the obligation is insured in full by the FDIC, or (b) the issuer of such obligation has capital, surplus and undivided profits in excess of $100 million or total assets of $1 billion (as reported in its most recently published financial statements prior to the date of investment). Under current FDIC regulations, the


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Investment Objectives and Policies (continued)
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maximum insurance payable as to any one certificate of deposit is $100,000;
therefore, certificates of deposit in denominations greater than $100,000 that are purchased by the Portfolio will not be fully insured. The Cash Portfolio may purchase fixed time deposits maturing from two business days to seven calendar days up to 10% of its total assets. The Cash Portfolio may also purchase fixed time deposits maturing in more than seven calendar days but in less than one year, provided, however, that such fixed time deposits shall be considered illiquid securities.

      The Cash Portfolio intends to maintain at least 25% of its total assets invested in obligations of domestic and foreign banks, subject to the abovementioned size criteria. The Portfolio may invest in instruments issued by domestic banks, including those issued by their branches outside the United States and subsidiaries located in Canada, and in instruments issued by foreign banks through their branches located in the United States and the United Kingdom. In addition, the Cash Portfolio may invest in fixed time deposits of foreign banks issued through their branches located in Grand Cayman Island, Nassau, Tokyo and Toronto. The Portfolio may also invest in Eurodollar and Yankee bank obligations as discussed below.

      Eurodollar or Yankee Obligations -- Eurodollar bank obligations are dollar denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers. See "Risks and Special Considerations."

      U.S. Government Securities -- The Portfolio may invest without limit in U.S. Government Securities as described below under "The Government Portfolio."

      Municipal Securities -- The Portfolio may invest in obligations of states, territories or possessions of the United States and their subdivisions, authorities and corporations as described below under "The Municipal Portfolio." These obligations may pay interest that is exempt from Federal income taxation.

      Custodial Receipts -- The Cash Portfolio may acquire custodial receipts or certificates with respect to U.S. Government Securities, such as CATS, TIGRs and FICO Strips, underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds


8
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Investment Objectives and Policies (continued)
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issued by the U.S. Government, its agencies, authorities or instrumentalities.
The underwriters of these certificates or receipts purchase a U.S. Government Security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the U.S. Government Security. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon U.S. Government Securities but are not U.S. Government Securities. Although typically under the terms of a custodial receipt the Cash Portfolio is authorized to assert its rights directly against the issuer of the underlying obligation, the Cash Portfolio may be required to assert through the custodian bank such rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Cash Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if the Cash Portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a nontaxable entity, the yield on the underlying security would be reduced in respect of any taxes paid.

      The Government Portfolio

      The Government Portfolio pursues its objective by investing exclusively in obligations issued and/or guaranteed, as to payment of principal and interest, by the United States government or by its agencies and instrumentalities and repurchase agreements secured by such obligations. The Government Portfolio will be rated from time to time by S&P and Moody's.

      U.S. Government Securities -- U.S. government securities are securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and include repurchase agreements collateralized and municipal securities refunded with escrowed U.S. government securities ("U.S. Government Securities"). U.S. Government Securities in which the Portfolio may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association. In addition, U.S. Government Securities in which the Portfolio may invest include securities supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of Federal Home Loan Banks; and securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority. There is no guarantee that the U.S. government will support


                                                                               9
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Investment Objectives and Policies (continued)
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securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. government.

      The Municipal Portfolio


      The Municipal Portfolio pursues its objective by investing primarily in municipal securities whose interest is exempt from Federal income taxes. Under normal market conditions, the Portfolio will invest at least 80% of its assets in municipal securities whose interest is exempt from Federal income taxes. However, the Portfolio reserves the right to invest up to 20% of the value of its assets in securities whose interest is federally taxable. In addition, the Portfolio may invest without limit in private activity bonds. Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activities is a specific tax preference item for purposes of the Federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a Federal alternative minimum tax to the extent the Portfolio's dividends are derived from interest on these bonds. These private activity bonds are included in the term "municipal securities" for purposes of determining compliance with the 80% test described above. Dividends derived from interest income on all municipal securities are a component of the "current earnings" adjustment item for purposes of the Federal corporate alternative minimum tax. Additionally, when MMC is unable to locate investment opportunities with desirable risk/reward characteristics, the Portfolio may invest without limit in cash and cash equivalents, including obligations that may be Federally taxable (See "Taxable Investments").


      Municipal Securities -- The municipal securities in which the Portfolio may invest include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for the issuer's short-term capital needs and generally have maturities of thirteen months or less. Examples include tax anticipation and revenue anticipation notes, which generally are issued in anticipation of various seasonal revenues, bond anticipation notes, construction loan notes and tax-exempt commercial paper. Short-term municipal bonds may include "general obligation bonds," which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest; "revenue bonds," which are generally paid from the revenues of a particular facility or a specific excise tax or other source; and "industrial development bonds," which are issued by or on behalf of public authorities to provide funding for various privately operated industrial and commercial facilities. The Portfolio may also invest in high quality participation interests in municipal securities. A more detailed description of various types of municipal securities is contained in Appendix B in the Statement of Additional Information.


10
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Investment Objectives and Policies (continued)
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      When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the issuing entity, that entity will be deemed to be the sole issuer of the security. Similarly, in the case of an industrial development bond backed only by the assets and revenues of the non-governmental issuer, the non-governmental issuer will be deemed to be the sole issuer of the bond.

      At times, the Portfolio may invest more than 25% of the value of its total assets in tax-exempt securities that are related in such a way that an economic, business, or political development or change affecting one such security could similarly affect the other securities; for example, securities whose issuers are located in the same state, or securities whose interest is derived from revenues of similar type projects. The Portfolio may also invest more than 25% of its assets in industrial development bonds or participation interests therein.

      The Municipal Portfolio intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the Portfolio of any liability for Federal income tax to the extent that its earnings are distributed to shareholders. In order to so qualify, among other things, the Portfolio must ensure that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Portfolio's total assets will be invested in the securities (other than U.S. Government Securities) of a single issuer or of two or more issuers that the Portfolio controls and that are engaged in the same, similar or related trades or businesses and (ii) at least 50% of the market value of the Portfolio's total assets is represented by (a) cash and cash items,
(b) U.S. Government Securities and (c) other securities limited in respect of any one issuer to an amount not greater in value than 5% of the market value of the Portfolio's total assets and to not more than 10% of the outstanding voting securities of the issuer.

      Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. The achievement of the Portfolio's investment objective is dependent in part on the continuing ability of the issuers of municipal securities in which the Portfolio invests to meet their obligations for the payment of principal and interest when due. Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978, as amended. Therefore, the possibility exists that as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

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Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------

      Municipal Leases -- The Portfolio may invest in municipal leases or participation interests therein. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities.


      Lease obligations may not be backed by the issuing municipality's credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payment on an annual basis, which may result in termination of the lease and possible default. MMC may determine that a liquid market exists for municipal lease obligations pursuant to guidelines established by the Directors.


      Taxable Investments -- As discussed above, although the Portfolio will attempt to invest substantially all of its assets in municipal securities whose interest is exempt from Federal income tax, the Portfolio may, under certain circumstances, invest in certain securities whose interest is subject to such taxation. These securities include: (i) short-term obligations of the U.S. government, its agencies or instrumentalities, (ii) certificates of deposit, bankers' acceptances and interest bearing savings deposits of banks having total assets of more than $1 billion and whose deposits are insured by the FDIC, (iii) commercial paper and (iv) repurchase agreements as described below covering any of the securities described in items (i) and (iii) above or any other obligations of the U.S. government, its agencies or instrumentalities.

      Derivative Products -- The Municipal Portfolio may invest up to 20% of the value of its assets in one or more of the three principal types of derivative product structures described below. Derivative products are typically structured by a bank, broker-dealer or other financial institution. A derivative product generally consists of a trust or partnership through which the Portfolio holds an interest in one or more underlying bonds coupled with a conditional right to sell ("put") the Portfolio's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). Typically, a derivative product is structured as a trust or partnership which provides for pass-through tax-exempt income. There are currently three principal types of derivative structures: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating municipal money market interest rate; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement.

--------------------------------------------------------------------------------
Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------

      Investments in derivative products raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal obligations. There is some risk that certain issues could be resolved in a manner which could adversely impact the performance of the Portfolio. For example, the tax-exempt treatment of the interest paid to holders of derivative products is premised on the legal conclusion that the holders of such derivative products have an ownership interest in the underlying bonds. While the Portfolio receives an opinion of legal counsel to the effect that the income from each derivative product is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

      The Portfolio intends to limit the risk of derivative products by purchasing only those derivative products that are consistent with the Portfolio's investment objective and policies. The Portfolio will not use such instruments to leverage securities. Hence, derivative products' contributions to the overall market risk characteristics of a Portfolio will not materially alter its risk profile and will be fully consistent with the Portfolio's maturity guidelines.


      Stand-by Commitments -- The Municipal Portfolio may acquire "stand-by commitments" with respect to municipal securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio's option, specified municipal securities at a specified price. The Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the opinion of MMC, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, MMC will periodically review the issuer's assets, liabilities, contingent claims and other relevant financial information. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

      Year 2000 -- The investment management services provided to the Fund by MMC and the services provided to shareholders by Salomon Smith Barney depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. MMC and Salomon Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, MMC has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying

--------------------------------------------------------------------------------
Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------


their systems with the same goal. There can, however, be no assurance that MMC, Salomon Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.

      In addition, the ability of issuers to make timely payments of interest and principal or to continue their operations or services may be impaired by the inadequate preparation of their computer systems for the year 2000. This may adversely affect the market values of securities of specific issuers or of securities generally if the inadequacy of preparation is perceived as widespread or as affecting trading markets.


--------------------------------------------------------------------------------
Common Investment Techniques
--------------------------------------------------------------------------------

      Participation Interests -- The Portfolios may invest in participation interests in any type of security in which the Portfolios may invest. A participation interest gives a Portfolio an undivided interest in the underlying securities in the proportion that the Portfolio's participation interest bears to the total principal amount of the underlying securities. Participation interests usually carry a demand feature, as described below, backed by a letter of credit or guarantee of the institution that issued the interests permitting the holder to tender them back to the institution.

      Demand Features -- The Portfolios may invest in securities that are subject to puts and standby commitments ("demand features"). Demand features give the Portfolio the right to resell securities at specified periods prior to their maturity dates to the seller or to some third party at an agreed upon price or yield. Securities with demand features may involve certain expenses and risks, including the inability of the issuer of the instrument to pay for the securities at the time the instrument is exercised, non-marketability of the instrument and differences between the maturity of the underlying security and the maturity of the instrument. Securities may cost more with demand features than without them. Demand features can serve three purposes: (i) to shorten the maturity of a variable or floating rate security, (ii) to enhance the instrument's credit quality, and (iii) to provide a source of liquidity. Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Portfolios' investments may be dependent in part on the credit quality of the banks supporting the Portfolios' investments and changes in the credit quality of these financial institutions could cause losses to the Portfolios and effect their share prices. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

      Variable and Floating Rate Securities -- The securities in which the Portfolios

--------------------------------------------------------------------------------
Common Investment Techniques (continued)
--------------------------------------------------------------------------------

invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. Securities with ultimate maturities of greater than 13 months may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness. The rate of interest on securities purchased by a Portfolio may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Portfolios, as well as other money market rates of interest. The Portfolios will not purchase securities whose values are tied to interest rates or indexes that are not appropriate for the duration and volatility standards of a money market fund.

      Mortgage and Asset-Backed Securities -- Each of the Cash Portfolio and the Government Portfolio may purchase fixed or adjustable rate mortgage-backed securities issued by the Government National Mortgage Association, Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation. In addition, the Cash Portfolio may purchase other asset-backed securities, including securities backed by automobile loans, equipment leases or credit card receivables. These securities directly or indirectly represent a participation in, or are secured by and payable from, fixed or adjustable rate mortgage or other loans which may be secured by real estate or other assets. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in a Portfolio having to reinvest proceeds at a lower interest rate.

      Repurchase Agreements -- Each Portfolio may seek additional income by entering into repurchase agreements with respect to obligations that could otherwise be purchased by a Portfolio. Repurchase agreements are transactions in which a Portfolio purchases securities (normally U.S. Government Securities) and simultaneously commits to resell those securities to the seller at an agreed upon price on an agreed upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the securities. If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a Portfolio may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Fund's custodian maintains possession of the underlying collateral, which is maintained at not less than 100% of the repurchase price.

      Reverse Repurchase Agreements -- Each Portfolio may enter into reverse

--------------------------------------------------------------------------------
Common Investment Techniques (continued)
--------------------------------------------------------------------------------

repurchase agreements. Reverse repurchase agreements are transactions in which a Portfolio sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. This technique will be used only for temporary or emergency purposes, such as meeting redemption requests or to earn additional income on portfolio securities.


      When-Issued or Delayed Delivery Securities -- Each Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities so purchased are subject to market price fluctuation from the time of purchase but no interest on the securities accrues to a Portfolio until delivery and payment for the securities take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. The Fund's Custodian will maintain, in a segregated account of the Portfolio, cash, debt securities of any grade or equity securities, having a value equal to or greater than the Portfolio's purchase commitments, provided such securities have been determined by MMC to be liquid and unencumbered, and are marked to market daily, pursuant to guidelines established by the directors. Forward commitments will be entered into only when a Portfolio has the intention of taking possession of the securities, but a Portfolio may sell the securities before the settlement date if deemed advisable.


      Borrowing and Lending -- Each Portfolio may borrow money for temporary or emergency purposes in amounts up to 33 1/3% of its total assets; provided, however that no additional investments will be made while borrowings exceed 5% of a Portfolio's total assets. A Portfolio may not mortgage or pledge securities except to secure permitted borrowings. As a fundamental policy, a Portfolio will not lend securities or other assets if, as a result, more than 20% of its total assets would be lent to other parties; however, the Portfolios do not currently intend to engage in securities lending.

      Portfolio Turnover -- Because the Portfolios invest in securities with relatively short-term maturities, each Portfolio is expected to have a high portfolio turnover rate. However, a high turnover rate should not increase a Portfolio's costs because brokerage commissions are not normally charged on the purchase and sale of money market instruments.

--------------------------------------------------------------------------------
Risks and Special Considerations
--------------------------------------------------------------------------------

      Although each Portfolio only invests in high quality money market instruments, an investment in a Portfolio is subject to risk even if all securities in a Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities, can change in value as a result of changes in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations.

--------------------------------------------------------------------------------
Risks and Special Considerations (continued)
--------------------------------------------------------------------------------

      Each Portfolio will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by such Portfolio. The market value of the obligations in each Portfolio can be expected to vary inversely to changes in prevailing interest rates. Investors should recognize that, in periods of declining interest rates, the yield of each Portfolio will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of each Portfolio will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to each Portfolio from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Portfolio, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which the Portfolios will invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity and safety and longer maturities.

      Investments in securities issued by foreign banks or foreign issuers present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions and reduced availability of public information. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers. In addition, there may be less publicly available information about a foreign bank than about a domestic bank.

--------------------------------------------------------------------------------
Valuation of Shares
--------------------------------------------------------------------------------

      The net asset value per share of the Cash Portfolio and the Government Portfolio is determined as of 2 pm New York City time on each day that the New York Stock Exchange ("NYSE") and the Fund's custodian are open. The net asset value per share of the Municipal Portfolio is determined as of 12 noon, New York City time on each day that the NYSE and the Fund's custodian are open. The net asset value per share of each Portfolio is determined by dividing the Portfolio's net assets attributable to the Class (i.e., the value of its assets less liabilities) by the total number of shares of the Class outstanding. Each Portfolio may also determine net asset value per share on days when the NYSE is not open, but when the settlement of securities may otherwise occur. The Fund employs the amortized cost method of valuing portfolio securities and intends to use its best efforts to continue to maintain a constant net asset value of $1.00 per share.

--------------------------------------------------------------------------------
Dividends, Automatic Reinvestment and Taxes
--------------------------------------------------------------------------------


      Dividends and Distributions

      Each Portfolio declares a dividend from its net investment income daily, on each day the NYSE is open to conduct business, and pays dividends monthly.
If a shareholder redeems an account in full between monthly dividend payment dates, all dividends declared up to and including the date of liquidation will be paid with the redemption proceeds. Dividends from net realized capital gains, if any, will be distributed annually. The Portfolios may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains, in order to avoid a Federal excise tax liability. If a shareholder does not otherwise instruct, monthly income dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, with no additional sales charge or CDSC.

      The per share amounts of dividends from net investment income on Class B shares may be lower than that of Class A shares, mainly as a result of the service fees applicable to the Class B shares. Capital gain distributions, if any, will be the same across both Classes of Fund shares.

      Taxes

      The following is a summary of the material federal tax considerations affecting the separate Portfolios and their shareholders. In addition to the considerations described below and in the SAI, there may be other federal, state, local, and/or foreign tax applications to consider. Because taxes are a complex matter, prospective shareholders are urged to consult their tax advisors for more detailed information with respect to the tax consequences of any investment.

      Each Portfolio of the Fund will be treated as a separate entity for tax purposes. The Portfolios intend to qualify, as in prior years, under Subchapter M of the Internal Revenue Code (the "Code") for tax treatment as regulated investment companies. In each taxable year that the separate Portfolios qualify, so long as such qualification is in the best interests of its shareholders, the Portfolios will pay no federal income tax on the net investment company taxable income and long-term capital gain that is distributed to its shareholders. The Municipal Portfolio also intends to satisfy conditions that will enable it to pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are generally not subject to regular federal income taxes, although, may be considered taxable for certain state and local income (or intangible) tax purposes.

      Dividends paid from net investment income (other than "exempt-interest dividends") and net realized short-term securities gain, are subject to federal income tax as ordinary income. Distributions, if any, from net realized long-term securities gains, derived from the sale of securities held by the Portfolio for more than one year, are taxable as long-term capital gains, regardless of the length of time a shareholder has owned Portfolio shares.

--------------------------------------------------------------------------------
Dividends, Automatic Reinvestment and Taxes (continued)
--------------------------------------------------------------------------------


      Shareholders are required to pay tax on all taxable distributions, even if those distributions are automatically reinvested in additional shares. None of the dividends paid will qualify for the corporate dividends received deduction. Dividends consisting of interest from U.S. government securities may be exempt from state and local income taxes. Shareholders will be informed of the source and tax status of all distributions promptly after the close of each calendar year.

      The Portfolios are required to withhold ("backup withholding") 31% of all taxable dividends, capital gain distributions, and the proceeds of any redemption, regardless of whether gain or loss is realized upon the redemption, for shareholders who do not provide the Portfolios with a correct taxpayer identification number (social security or employer identification number). Withholding from taxable dividends and capital gain distributions also is required for shareholders who otherwise are subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the shareholders' federal income tax return.

      The Municipal Portfolio

      Exempt-interest dividends attributable to interest received by the Portfolio on certain "private activity" bonds will be treated as a specific tax preference item to be included in a shareholder's alternative minimum tax computation. In addition to the alternative minimum tax, corporate shareholders must include this percentage as a component in the corporate environmental tax computation. Exempt-interest dividends derived from the interest earned on private activity bonds will not be exempt from federal income tax for those shareholders who are "substantial users" (or persons related to "substantial users") of the facilities financed by these bonds.

      Shareholders who receive social security or equivalent railroad retirement benefits should note that exempt-interest dividends are one of the items taken into consideration in determining the amount of these benefits that may be subject to federal income tax.

      The interest expense incurred by a shareholder on borrowing made to purchase, or carry Portfolio shares, is not deductible for federal income tax purposes to the extent related to the exempt-interest dividends received on such shares.

      Dividends paid by the Portfolio from interest income on taxable investments, net realized short-term securities gains, and, all, or a portion of, any gains realized from the sale or other disposition of certain market discount bonds are subject to federal income tax as ordinary income. Distributions, if any, from net realized long-term securities gains, derived from the sale of bonds held by the Portfolio for more than one year, are taxable as long-term capital gains, regardless of the length of time a shareholder has owned Fund shares.

--------------------------------------------------------------------------------
Purchase of Shares
--------------------------------------------------------------------------------


      Purchases of Portfolio shares may be made directly through the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data"), through a brokerage account maintained with Salomon Smith Barney or with a broker that clears securities transactions through Salomon Smith Barney on a fully disclosed basis (an "Introducing Broker"). Salomon Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Class A shares are available for purchase by institutional investors on their own behalf.


      The minimum initial investment in each Portfolio is $1,000,000. The minimum subsequent investment is $50.

      The issuance of shares of a Portfolio is recorded on the books of the Fund, and, to avoid additional operating costs and for investor convenience, stock certificates will not be issued unless expressly requested in writing by a shareholder. Certificates will not be issued for fractional shares.


      The Fund's shares are sold continuously at their net asset value next determined after a purchase order is received and becomes effective. A purchase order becomes effective when First Data, Salomon Smith Barney or an Introducing Broker receives, or converts the purchase amount into Federal funds (i.e., monies of member banks within the Federal Reserve Board) that are either in the client's brokerage account at Salomon Smith Barney or the Introducing Broker before the Portfolio's close of business. When orders for the purchase of Fund shares are paid for in Federal funds, or are placed by an investor with sufficient Federal funds or cash balance in the investor's brokerage account with Salomon Smith Barney or the Introducing Broker, the order becomes effective on the day of receipt if the order is received prior to 12 noon (New York time) which is the close of business with respect to orders for the Municipal Portfolio and 2:00 p.m. (New York time) which is the close of business with respect to orders for the Cash and Government Portfolios, on any day the Fund calculates its net asset value. See "Valuation of Shares". Purchase orders received after the close of business or with respect to which Federal funds are not available, or when orders for the purchase of shares are paid for other than in Federal funds, will not be accepted and a new purchase order will need to be submitted on the next day the Fund calculates the Portfolio's net asset value. Shares purchased begin to accrue income dividends on the business day the purchase order becomes effective.

--------------------------------------------------------------------------------
Exchange Privilege
--------------------------------------------------------------------------------

      Shareholders of a Portfolio may exchange their shares for shares of any other Portfolio on the basis described below. To qualify for the Exchange Privilege, a shareholder must exchange shares with a current value of at least $1,000. Under the Exchange Privilege, each of the Portfolios offers to exchange its shares for shares of any other Portfolio, on the basis of relative net asset value per share. Since all of the Portfolios seek to maintain a constant $1.00 net asset value per share, it is expected that any exchange with those funds would be on a share-for-share basis. If in utilizing the Exchange Privilege the shareholder exchanges all his shares of a Portfolio, all dividends accrued on such shares for the month to date will be invested in shares of the Portfolio into which the exchange is being made. An exchange between Portfolios pursuant to the Exchange Privilege is treated as a sale for Federal income tax purposes and depending upon the circumstances, a short- or long-term capital gain or loss may be realized.


      To exercise the Exchange Privilege, shareholders should contact First Data or their Salomon Smith Barney Financial Consultant, who will advise the applicable Portfolio of the exchange. A shareholder may make exchanges by telephone, provided that (i) he has elected the telephone exchange option on the account application, (ii) the registration of the account for the new Portfolio will be the same as for the Portfolio from which it is exchanged, and (iii) the shares to be exchanged are not in certificate form. To make exchanges by telephone, a shareholder should call the telephone number listed above. The shareholder should identify himself by name and account number and give the name of the Portfolio into which he wishes to make the exchange, the name of the Portfolio and the number of shares he wishes to exchange. The shareholder also may write to First Data requesting that the exchange be effected. Such letter must be signed exactly as the account is registered with signature(s) guaranteed by a commercial bank which is a member of the FDIC, a trust company or a member firm of a domestic securities exchange. The Fund reserves the right to acquire a properly completed Exchange Application.


--------------------------------------------------------------------------------
Redemption of Shares
--------------------------------------------------------------------------------

      These exchange privileges may be modified or terminated at any time.

      Redemption of Shares. Shareholders may redeem their shares without charge on any day the Fund calculates its net asset value. See "Valuation of Shares." Redemption requests received in proper form prior to 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio), New York time, are priced at the net asset value as next determined. Redemption requests received after 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio), New York time, will not be accepted and a new redemption request should be submitted on the following day that the Fund

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------


calculates its net asset value. Redemption requests must be made through Salomon Smith Barney, an introducing broker or the securities dealer in the selling group through whom the shares were purchased, except that shareholders who purchased shares of the Fund from First Data may also redeem shares directly through First Data. A shareholder desiring to redeem shares represented by certificates also must present the certificates to Salomon Smith Barney, the Introducing Broker or First Data endorsed for transfer (or accompanied by an endorsed stock power), signed exactly as the shares are registered. Redemption requests involving shares represented by certificates will not be deemed received until certificates are received by First Data in proper form.

      Shares held at Salomon Smith Barney. A redemption request received by Salomon Smith Barney in proper form before 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio) will not earn a dividend on the day the request is received and redemption proceeds will be credited to a shareholder's account on the same day.


      Shares held at First Data. A shareholder who purchased shares of the Fund directly through First Data may redeem shares through First Data in the manner described in the Prospectus under "Expedited Redemption Procedures" and "Ordinary Redemption Procedures".

      Expedited Redemption Procedures


      Shareholders meeting the requirements stated below may initiate redemptions by submitting their redemption requests by telephone at 800-451-2010 or mail to First Data and have the proceeds sent by a Federal funds wire to a previously designated bank account. A redemption request received prior to 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio) (New York time) will not earn a dividend on the day the request is received and payment will be made in Federal funds wired on the same business day. If an expedited redemption request for which the redemption proceeds will be wired is received after 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio) (New York time), and prior to the close of regular trading on a day on which First Data is open for business, the redemption proceeds will be wired on the next business day following the redemption request that First Data is open for business. A redemption request received after 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio) (New York time) will earn a dividend on the day the request is received. If an expedited redemption request is received after the regular close of trading on the NYSE or on a day that Salomon Smith Barney or First Data is closed, the redemption proceeds will be wired on the next business day following receipt of the redemption request. Therefore, a redeeming shareholder will receive a dividend on the day the request is received, but not on the day that shares are redeemed out of his account. The Fund or First Data will not be liable for following instructions communicated by telephone that they reasonably

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------

believe to be genuine. In this regard, the Fund and First Data will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions and exchanges are not available for shares for which certificates have been issued.


      To utilize the expedited redemption procedure, all shares must be held in non-certificate form in the shareholder's account. In addition, an account application with the expedited section properly completed must be on file with First Data before an expedited redemption request is submitted. This form requires a shareholder to designate the bank account to which its redemption proceeds should be sent. Any change in the bank account designated to receive the proceeds must be submitted in proper form on a new account application with signature guaranteed. In making a telephone redemption request, a shareholder must provide the shareholder's name and account number, the dollar amount of the redemption requested, the name of the Portfolio, and the name of the bank to which the redemption proceeds should be sent. If the information provided by the shareholder does not correspond to the information on the application, the transaction will not be approved. If, because of unusual circumstances, a shareholder is unable to contact First Data at the telephone number listed on the preceding page to make an expedited redemption request, he may contact his Salomon Smith Barney Financial Consultant to effect such a redemption, or request redemption in writing as described under "Ordinary Redemption Procedures" below.


      Ordinary Redemption Procedures

      If this method of redemption is used, the shareholder may submit his redemption request in writing to First Data. A Portfolio will make payment for shares redeemed pursuant to the ordinary redemption procedures by check sent to the shareholder at the address on such shareholder's account application. Such checks will normally be sent out within one business day, but in no event more than three business days after receipt of the redemption request in proper form. If certificates have been issued representing the shares to be redeemed, prior to effecting a redemption with respect to such shares, First Data must have received such certificates. A shareholder's signature must be guaranteed by an "eligible guarantor institution", as such term is defined by Rule 17 Ad-15 of the Securities Exchange Act of 1934, as amended, the existence and validity of which may be verified by First Data through use of industry publications. A notary public is not an acceptable guarantor. In certain instances, First Data may request additional documentation which it believes necessary to insure proper authorization such as, but not limited to: trust instruments, death certificates, appointment of executor or administrator, or certificates of corporate authority. Shareholders having questions regarding proper documentation should contact First Data.

--------------------------------------------------------------------------------
Minimum Account Size
--------------------------------------------------------------------------------

      The Fund reserves the right to redeem involuntarily any shareholder's account if the aggregate net asset value of the shares of a Portfolio held in the account is less than $100,000 (if a shareholder has more than one account in a Portfolio, each account must satisfy the minimum account size.) Before the Directors of the Fund elect to exercise such right, shareholders will receive prior written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary redemption.

--------------------------------------------------------------------------------
Yield Information
--------------------------------------------------------------------------------

      The Portfolios may measure performance in several ways, including "yield", "effective yield" and "tax equivalent yield" (for the Municipal Portfolio only). A Portfolio's yield is a way of showing the rate of income the Portfolio earns on its investments as a percentage of the Portfolio's share price. Yield represents the income, less expenses generated by the investments, in the Portfolio over a seven-day period expressed as an annual percentage rate. Effective yield is similar in that it is calculated over the same time frame, but instead the net investment income is compounded and then annualized. Due to the compounding effect, the effective yield will normally be higher than the yield. The Municipal Portfolio may also quote its tax-equivalent yield, which shows the taxable yield an investor would have to earn before taxes to equal the Portfolio's tax-free yield. Portfolio yield figures are based upon historical earnings and are not intended to indicate future performance.

      From time to time in advertisements or sales material, the Portfolios may discuss their performance ratings or other information as published by recognized statistical or rating services, such as Lipper Analytical Services, Inc., IBC Money Fund Report, Morningstar, or by publications of general interest, such as Forbes or Money. In addition, the Portfolios may compare their yields to those of certain U.S. Treasury obligations or other money market instruments.

--------------------------------------------------------------------------------
Management of the Fund
--------------------------------------------------------------------------------

      Directors

      Overall responsibility for management and supervision of the Fund rests with its Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund and each Portfolio, including agreements with the Fund's distributor, investment manager, custodian and transfer agent. The day-to-day operations of each Portfolio are delegated to the Portfolio's investment manager. The Statement of Additional Information contains background information regarding each Director and executive officer of the Fund.

--------------------------------------------------------------------------------
Management of the Fund (continued)
--------------------------------------------------------------------------------

      Investment Manager


      MMC manages the day-to-day operations of each Portfolio pursuant to management agreements entered into by the Fund on behalf of each Portfolio, subject to the direction of the Directors of the Fund. As compensation for MMC's services to the Portfolios, each Portfolio pays a monthly fee at the annual rate of 0.27% of the value of that Portfolio's average daily net assets.

    MMC waived a portion of its management fee for the Fund for the fiscal year ended May 31, 1998, and the effective rate of the management fee was 0.15%, 0.11% and 0.09% of the daily net assets for the Cash Portfolio, Government Portfolio and Municipal Portfolio, respectively. For the past fiscal year, total operating expenses without the management fee waiver were 0.35%, 0.39%
 and 0.41% of the average daily net assets for the Cash Portfolio, Government Portfolio and Municipal Portfolio, respectively.

      MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which is a wholly owned subsidiary of Travelers Group, Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Services. Salomon Smith Barney and Salomon Smith Barney Holdings Inc. are each located at 388 Greenwich Street, New York, New York 10013.

      MMC was incorporated on March 12, 1968 under the laws of Delaware. As of August 31, 1998 MMC had aggregate assets under management in excess of $106 billion.



      On April 6, 1998, Travelers announced that it had entered into a Merger Agreement with Citicorp. The transaction was approved by the stockholders of both Travelers and Citicorp on June 22, 1998 and by the Federal Reserve Board on September 23, 1998. The companies expect the merger to close on or about October 8, 1998, creating a new entity to be called Citigroup. By approving the merger, the Federal Reserve Board approved Travelers, as the surviving entity, becoming a bank holding company subject to regulation under the Bank Holding Company Act of 1956 (the "BHCA"), the requirements of the Glass-Steagall Act and certain other laws and regulations. MMC does not believe that its compliance with the applicable law will have a material adverse effect on its ability to continue to provide the Fund with the same level of investment advisory services that it currently receives.



--------------------------------------------------------------------------------
Distributor
--------------------------------------------------------------------------------


      Salomon Smith Barney serves as Principal Underwriter of shares of the Fund. The Fund has adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. With respect to Class A shares, the Plan permits MMC to use its advisors fee to pay a fee to Salomon Smith Barney which in turn makes payments to securities dealers with which Salomon Smith Barney has entered into selected dealers agreements. Salomon Smith Barney may also use a portion of the fee it receives under the Plan to compensate its Financial Consultants. The purpose of the Plan is to promote distribution of the Fund's shares and to

--------------------------------------------------------------------------------
Distributor (continued)
--------------------------------------------------------------------------------

enhance the provision of shareholder services. The Plan merely permits the reallocation of a portion of the advisory fee received to pay for distribution related and shareholder servicing activities.


      The Glass-Steagall Act currently prohibits certain financial institutions from underwriting securities of open-end investment companies, such as the Fund. Therefore, in connection with the merger of Travelers and Citicorp and as a consequence of the applicability of the BHCA and the Glass-Steagall Act, the Fund plans to retain the services of a new entity (which is not otherwise affiliated with Travelers) to act as distributor of the Portfolio's shares.


--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

      The Fund, an open-end, management investment company, was organized under the laws of the State of Maryland on March 28, 1995. The Directors have authorized the issuance of three series of shares, each representing shares in one of three separate Portfolios, and may also authorize the creation of additional series of shares. Each share of a Portfolio represents an equal proportionate interest in the net assets of that Portfolio or Class with each other share of the same Portfolio or Class and is entitled to such dividends and distributions out of the net income of that Portfolio or Class as are declared in the discretion of the Directors. Shareholders are entitled to one vote for each share held and will vote in the aggregate and not by Portfolio or Class, except as otherwise required by the 1940 Act or Maryland General Corporation Law. As described under "Voting Rights" in the Statement of Additional Information, the Portfolio ordinarily will not hold shareholder meetings; however, shareholders have the right to call a meeting upon a vote of 10% of the Portfolio's outstanding shares for the purpose of voting to remove Directors and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act.

      PNC Bank, National Association, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, is the custodian of each Portfolio's assets.

      First Data, located at Exchange Place, Boston, Massachusetts 02109, provides transfer agency and shareholder services for the Fund.

      The Fund sends to each shareholder a semi-annual report and an audited annual report, each of which includes a list of the investment securities held by the Fund at the end of the period covered.

                                                            SALOMON SMITH BARNEY
                                                A Member of TravelersGroup[LOGO]


                                                 Smith Barney Institutional Cash
                                                           Management Fund, Inc.
                                                                  Class A Shares


                                                            388 Greenwich Street
                                                        New York, New York 10013



                                                                     FD0958 9/98

PROSPECTUS

                                                                    Smith Barney
                                                              Institutional Cash
                                                                      Management
                                                                      Fund, Inc.
                                                                  Class B Shares


                                                              SEPTEMBER 28, 1998


                                                   Prospectus begins on page one

[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

--------------------------------------------------------------------------------
Prospectus                                                    September 28, 1998
--------------------------------------------------------------------------------


      Smith Barney Institutional
      Cash Management Fund -- Class B Shares
      388 Greenwich Street
      New York, New York 10013
      (800) 451-2010

      Smith Barney Institutional Cash Management Fund, Inc. (the "Fund") is a money market fund that invests in high quality money market instruments. The Fund is a no-load, open-end management investment company that offers shares in three Portfolios: the Cash Portfolio, the Government Portfolio and the Municipal Portfolio (individually, a "Portfolio" and collectively, the "Portfolios").

      The investment objective of each of the Cash Portfolio and the Government Portfolio is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the Municipal Portfolio is to maximize current income exempt from Federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

      An investment in a Portfolio is neither insured nor guaranteed by the U.S. Government. There is no assurance that a Portfolio will be able to maintain a stable net asset value of $1.00 per share.


      Each Portfolio is designed primarily for institutions as an economical and convenient means for the investment of short-term funds. Each Portfolio currently offers two Classes of shares. Class A shares may be purchased by institutional investors on their own behalf. Class B shares may be purchased by institutional investors on behalf of their clients. A Prospectus for Class A shares is available upon request and without charge by calling the Fund at the telephone number set forth above or by contacting a Salomon Smith Barney Financial Consultant.

      This Prospectus sets forth concisely certain information about the Fund and the Portfolios, including service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference. Additional information about the Fund is contained in a Statement of Additional Information dated September 28, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above. The Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------


Fee Table                                                                      3
--------------------------------------------------------------------------------
Financial Highlights                                                           4
--------------------------------------------------------------------------------
Investment Objectives and Policies                                             5
--------------------------------------------------------------------------------
Common Investment Techniques                                                  13
--------------------------------------------------------------------------------
Risks and Special Considerations                                              15
--------------------------------------------------------------------------------
Valuation of Shares                                                           16
--------------------------------------------------------------------------------
Dividends, Automatic Reinvestment and Taxes                                   17
--------------------------------------------------------------------------------
Purchase of Shares                                                            19
--------------------------------------------------------------------------------
Exchange Privilege                                                            20
--------------------------------------------------------------------------------
Redemption of Shares                                                          20
--------------------------------------------------------------------------------
Minimum Account Size                                                          23
--------------------------------------------------------------------------------
Yield Information                                                             23
--------------------------------------------------------------------------------
Management of the Fund                                                        23
--------------------------------------------------------------------------------
Distributor and Service Organizations                                         24
--------------------------------------------------------------------------------
Additional Information                                                        25
--------------------------------------------------------------------------------

================================================================================

      No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or Salomon Smith Barney Inc. ("Salomon Smith Barney" or the "Distributor"). This Prospectus does not constitute an offer by the Fund or Salomon Smith Barney, to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.


================================================================================

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

      The following expense table lists the costs and expenses that an investor will incur either directly or indirectly as a shareholder of a Portfolio based on its projected annual operating expenses:

Smith Barney Institutional Cash Management      Cash     Government   Municipal
Funds -- Class B Shares                       Portfolio   Portfolio   Portfolio
================================================================================
Shareholders Transaction Expenses
    Sales Charge Imposed on Purchase            None        None        None
    Deferred Sales Charge                       None        None        None


Annual Portfolio Operating Expenses
    (as a percentage of average net assets)
      Management Fees (after waiver)**          0.15%       0.11%       0.09%
      12b-1 Fees                                0.25        0.25        0.25

      Other Expenses                            0.07        0.12*       0.14*

================================================================================
TOTAL PORTFOLIO OPERATING
    EXPENSES                                    0.47%       0.48%       0.48%
================================================================================


* "Other Expenses" have been estimated based on expenses for Class A shares of the Government and Municipal Portfolios because no Class B shares for the Portfolios were outstanding as of May 31, 1998. These estimated expenses include a management fee waiver. Absent the fee waiver, for its most recent fiscal year end, the management fee would have been 0.27% for each portfolio. "Total Portfolio Operating Expenses" would have been 0.59%, 0.64% and 0.66%, respectively for the Cash Portfolio, Government Portfolio and Municipal Portfolio.


      Example

      The following example is intended to assist an investor in understanding the various costs that an investor in each of the Portfolios will bear directly or indirectly. The example assumes payment by the Portfolio of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares," "Management of the Fund" and "Distributor."


Smith Barney Institutional
Cash Management
Funds -- Class B Shares              1 Year      3 Years     5 Years    10 Years
================================================================================
An investor would pay the
following expenses on a $1,000
investment, assuming (1) 5.00%
annual return and (2)
redemption at the end of each
time period:
    Cash Portfolio                     5           15          26         59

    Government Portfolio               5           15          27         60

    Municipal Portfolio                5           15          27         60
================================================================================

      The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, a Portfolio's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


      The following information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated May 31, 1998. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report which is incorporated by reference into the Statement of Additional Information.

For a share of each class of capital stock outstanding throughout the period:

                                                                     Class B
                                                                     Shares
                                                                     -------
Cash Portfolio                                                      1998(1)(2)
================================================================================
Net Asset Value, Beginning of Year                                $     1.00
--------------------------------------------------------------------------------
  Net investment income (3)                                            0.031
  Distributions from net investment income                            (0.031)
--------------------------------------------------------------------------------
Net Asset Value, End of Year                                      $     1.00
--------------------------------------------------------------------------------
Total Return                                                            3.13%++
--------------------------------------------------------------------------------
Net Assets, End of Year (000s)                                    $    2,400
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (3)(4)                                                       0.47%+
  Net investment income                                                 5.21+
================================================================================

(1)   For the period from October 28, 1997 (inception date) to May 31, 1998.

(2) For the period ended May 31, 1998 there were no Class B shares outstanding for the Government and Municipal Portfolios.



(3) The Manager has waived a portion of its management fees for the Portfolio for the period ended May 31, 1998. If the Manager had not agreed to the fee waiver, the per share decrease in net investment income and the ratio of expenses to average net assets for Class B shares would have been:

                 Per Share Decrease to             Expense Ratio
                 Net Investment Income          Without Fee Waiver
                 ---------------------          ------------------
                         1998                          1998
                         ----                          ----
      Class B           $0.000*                         0.59%+

(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio will not exceed 0.80%.
*     Amount represents less than $0.001.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

--------------------------------------------------------------------------------
Investment Objectives and Policies
--------------------------------------------------------------------------------

      The investment objective of each Portfolio set forth in this Prospectus is fundamental and may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Portfolio. Shareholders will be notified of material changes in investment policies. The Portfolios are subject to additional investment policies and restrictions described in the Statement of Additional Information, some of which are fundamental and may not be changed without shareholder approval.

      The investment objective of each of the Cash Portfolio and the Government Portfolio is to seek maximum current income to the extent consistent with preservation of capital and the maintenance of liquidity. The investment objective of the Municipal Portfolio is to seek maximum current income that is exempt from Federal income taxes to the extent consistent with preservation of capital and the maintenance of liquidity. There can be no assurance that a Portfolio will achieve its investment objective or be able to maintain a stable net asset value of $1.00 per share.

      Common Investment Policies


      The Portfolios will invest only in eligible high quality, short-term money market instruments that present minimal credit risks, as determined by Mutual Management Corp. ("MMC") (formerly known as Smith Barney Mutual Fund Management Inc.), the Fund's investment manager, pursuant to procedures adopted by the Fund's Board of Directors (the "Directors"). Each Portfolio may invest only in U.S. dollar denominated instruments that have a remaining maturity of 13 months or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and will maintain a dollar weighted average portfolio maturity of 90 days or less.


      Portfolio Quality


      Each Portfolio will limit its investments to securities that the Directors determine present minimal credit risks and that are "Eligible Securities" at the time of acquisition by the Portfolio. The term "Eligible Securities" includes securities rated by the "Requisite NRSROs" in one of the two highest short-term rating categories, securities of issuers that have received such ratings with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means, in the case of the Portfolios, (a) any two nationally recognized statistical rating organizations ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer or (b) one NRSRO, if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security. The NRSROs currently designated as such by the SEC are Standard & Poor's Ratings Group ("S & P"), Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA, Inc., Duff and Phelps Credit Rating Co. and Thomson

--------------------------------------------------------------------------------
Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------

BankWatch. A more detailed discussion of the categories of Municipal Obligations (as defined below) and the ratings of NRSROs is contained in the Statement of Additional Information relating to the Portfolios.

      In addition, the Cash Portfolio and the Government Portfolio may not invest more than 5% of their respective total assets in Eligible Securities that have not received the highest rating from the Requisite NRSROs and comparable unrated securities ("Second Tier Securities") and may not invest more than the greater of 1% of their respective total assets or one million dollars in the Second Tier Securities of any one issuer.

      The Cash Portfolio

      The Cash Portfolio pursues its objective by investing primarily in high quality commercial paper and obligations of financial institutions. The Portfolio may also invest in U.S. Government Securities (as defined below) and municipal securities, although the Portfolio expects to invest in such securities to a lesser degree.


      Debt Securities -- The Portfolio may invest in debt obligations of domestic and foreign issuers, including commercial paper (short-term promissory notes issued by companies to finance their, or their affiliates', current obligations), notes and bonds and variable amount master demand notes. The Portfolio may invest in privately issued commercial paper that is restricted as to disposition under the federal securities laws. In general, any sale of this paper may not be made without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an appropriate exemption therefrom. Pursuant to the provisions of Section 4(2) of the 1933 Act, however, some privately issued commercial paper ("Section 4(2) paper") is eligible for resale to institutional investors, and accordingly, MMC may determine that a liquid market exists for that paper pursuant to guidelines adopted by the Directors. If a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities.


      Obligations of Financial Institutions -- The Portfolio may invest in obligations of financial institutions. Examples of obligations in which the Portfolio may invest include negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks having total assets in excess of $1 billion or the equivalent of $1 billion in other currencies (in the case of foreign banks) and securities backed by letters of credit of U.S. banks or other U.S. financial institutions that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation ("FDIC") (including obligations of foreign branches of such members), if either: (a) the principal amount of the obligation is insured in full by the FDIC, or (b) the issuer of such obligation has capital, surplus and undivided profits in excess of $100 million or total assets of $1 billion (as reported in its most recently published financial

--------------------------------------------------------------------------------
Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------

statements prior to the date of investment). Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit in denominations greater than $100,000 that are purchased by the Portfolio will not be fully insured. The Cash Portfolio may purchase fixed time deposits maturing from two business days to seven calendar days up to 10% of its total assets. The Cash Portfolio may also purchase fixed time deposits maturing in more than seven calendar days but in less than one year, provided, however, that such fixed time deposits shall be considered illiquid securities.

      The Cash Portfolio intends to maintain at least 25% of its total assets invested in obligations of domestic and foreign banks, subject to the abovementioned size criteria. The Portfolio may invest in instruments issued by domestic banks, including those issued by their branches outside the United States and subsidiaries located in Canada, and in instruments issued by foreign banks through their branches located in the United States and the United Kingdom. In addition, the Cash Portfolio may invest in fixed time deposits of foreign banks issued through their branches located in Grand Cayman Island, Nassau, Tokyo and Toronto. The Portfolio may also invest in Eurodollar and Yankee bank obligations as discussed below.

      Eurodollar or Yankee Obligations -- Eurodollar bank obligations are dollar denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar denominated obligations issued in the U.S. capital markets by foreign banks. Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers. See "Risks and Special Considerations."

      U.S. Government Securities -- The Portfolio may invest without limit in U.S. Government Securities as described below under "The Government Portfolio."

      Municipal Securities -- The Portfolio may invest in obligations of states, territories or possessions of the United States and their subdivisions, authorities and corporations as described below under "The Municipal Portfolio." These obligations may pay interest that is exempt from Federal income taxation.

      Custodial Receipts -- The Cash Portfolio may acquire custodial receipts or certificates with respect to U.S. Government Securities, such as CATS, TIGRs and FICO Strips, underwritten by securities dealers or banks that evidence ownership of

--------------------------------------------------------------------------------
Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------

future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. The underwriters of these certificates or receipts purchase a U.S. Government Security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the U.S. Government Security. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon U.S. Government Securities but are not U.S. Government Securities. Although typically under the terms of a custodial receipt the Cash Portfolio is authorized to assert its rights directly against the issuer of the underlying obligation, the Cash Portfolio may be required to assert through the custodian bank such rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Cash Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if the Cash Portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a nontaxable entity, the yield on the underlying security would be reduced in respect of any taxes paid.

      The Government Portfolio

      The Government Portfolio pursues its objective by investing exclusively in obligations issued and/or guaranteed, as to payment of principal and interest, by the United States government or by its agencies and instrumentalities and repurchase agreements secured by such obligations. The Government Portfolio will be rated from time to time by S&P and Moody's.

      U.S. Government Securities -- U.S. government securities are securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and include repurchase agreements collateralized and municipal securities refunded with escrowed U.S. government securities ("U.S. Government Securities"). U.S. Government Securities in which the Portfolio may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. government, such as those guaranteed by the Small Business Administration or issued by the Government National Mortgage Association. In addition, U.S. Government Securities in which the Portfolio may invest include securities supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of Federal Home Loan Banks; and securities supported primarily or solely by the creditworthiness of the issuer, such as securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee

--------------------------------------------------------------------------------
Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------

Valley Authority. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. government.

      The Municipal Portfolio


      The Municipal Portfolio pursues its objective by investing primarily in municipal securities whose interest is exempt from Federal income taxes. Under normal market conditions, the Portfolio will invest at least 80% of its assets in municipal securities whose interest is exempt from Federal income taxes. However, the Portfolio reserves the right to invest up to 20% of the value of its assets in securities whose interest is federally taxable. In addition, the Portfolio may invest without limit in private activity bonds. Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activities is a specific tax preference item for purposes of the Federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a Federal alternative minimum tax to the extent the Portfolio's dividends are derived from interest on these bonds. These private activity bonds are included in the term "municipal securities" for purposes of determining compliance with the 80% test described above. Dividends derived from interest income on all municipal securities are a component of the "current earnings" adjustment item for purposes of the Federal corporate alternative minimum tax. Additionally, when MMC is unable to locate investment opportunities with desirable risk/reward characteristics, the Portfolio may invest without limit in cash and cash equivalents, including obligations that may be Federally taxable (See "Taxable Investments").


      Municipal Securities -- The municipal securities in which the Portfolio may invest include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for the issuer's short-term capital needs and generally have maturities of thirteen months or less. Examples include tax anticipation and revenue anticipation notes, which generally are issued in anticipation of various seasonal revenues, bond anticipation notes, construction loan notes and tax-exempt commercial paper. Short-term municipal bonds may include "general obligation bonds," which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest; "revenue bonds," which are generally paid from the revenues of a particular facility or a specific excise tax or other source; and "industrial development bonds," which are issued by or on behalf of public authorities to provide funding for various privately operated industrial and commercial facilities. The Portfolio may also invest in high quality participation interests in municipal securities. A more detailed description of various types of

--------------------------------------------------------------------------------
Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------

municipal securities is contained in Appendix B in the Statement of Additional Information.

      When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the issuing entity, that entity will be deemed to be the sole issuer of the security. Similarly, in the case of an industrial development bond backed only by the assets and revenues of the non-governmental issuer, the non-governmental issuer will be deemed to be the sole issuer of the bond.

      At times, the Portfolio may invest more than 25% of the value of its total assets in tax-exempt securities that are related in such a way that an economic, business, or political development or change affecting one such security could similarly affect the other securities; for example, securities whose issuers are located in the same state, or securities whose interest is derived from revenues of similar type projects. The Portfolio may also invest more than 25% of its assets in industrial development bonds or participation interests therein.

      The Municipal Portfolio intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the Portfolio of any liability for Federal income tax to the extent that its earnings are distributed to shareholders. In order to so qualify, among other things, the Portfolio must ensure that, at the close of each quarter of the taxable year, (i) not more than 25% of the market value of the Portfolio's total assets will be invested in the securities (other than U.S. Government Securities) of a single issuer or of two or more issuers that the Portfolio controls and that are engaged in the same, similar or related trades or businesses and (ii) at least 50% of the market value of the Portfolio's total assets is represented by (a) cash and cash items,
(b) U.S. Government Securities and (c) other securities limited in respect of any one issuer to an amount not greater in value than 5% of the market value of the Portfolio's total assets and to not more than 10% of the outstanding voting securities of the issuer.

      Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. The achievement of the Portfolio's investment objective is dependent in part on the continuing ability of the issuers of municipal securities in which the Portfolio invests to meet their obligations for the payment of principal and interest when due. Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978, as amended. Therefore, the possibility exists that as a result of litigation or other

--------------------------------------------------------------------------------
Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------

conditions, the ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected.

      Municipal Leases -- The Portfolio may invest in municipal leases or participation interests therein. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities.


      Lease obligations may not be backed by the issuing municipality's credit and may involve risks not normally associated with general obligation bonds and other revenue bonds. For example, their interest may become taxable if the lease is assigned and the holders may incur losses if the issuer does not appropriate funds for the lease payment on an annual basis, which may result in termination of the lease and possible default. MMC may determine that a liquid market exists for municipal lease obligations pursuant to guidelines established by the Directors.


      Taxable Investments -- As discussed above, although the Portfolio will attempt to invest substantially all of its assets in municipal securities whose interest is exempt from Federal income tax, the Portfolio may, under certain circumstances, invest in certain securities whose interest is subject to such taxation. These securities include: (i) short-term obligations of the U.S. government, its agencies or instrumentalities, (ii) certificates of deposit, bankers' acceptances and interest bearing savings deposits of banks having total assets of more than $1 billion and whose deposits are insured by the FDIC, (iii) commercial paper and (iv) repurchase agreements as described below covering any of the securities described in items (i) and (iii) above or any other obligations of the U.S. government, its agencies or instrumentalities .

      Derivative Products -- The Municipal Portfolio may invest up to 20% of the value of its assets in one or more of the three principal types of derivative product structures described below. Derivative products are typically structured by a bank, broker-dealer or other financial institution. A derivative product generally consists of a trust or partnership through which the Portfolio holds an interest in one or more underlying bonds coupled with a conditional right to sell ("put") the Portfolio's interest in the underlying bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). Typically, a derivative product is structured as a trust or partnership which provides for pass-through tax-exempt income. There are currently three principal types of derivative structures: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an underlying bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an underlying bond with a swap counterparty who agrees to pay a floating municipal money market interest rate; and (3) "Partnerships", which allocate to the partners

--------------------------------------------------------------------------------
Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------

income, expenses, capital gains and losses in accordance with a governing partnership agreement.

      Investments in derivative products raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other municipal obligations. There is some risk that certain issues could be resolved in a manner which could adversely impact the performance of the Portfolio. For example, the tax-exempt treatment of the interest paid to holders of derivative products is premised on the legal conclusion that the holders of such derivative products have an ownership interest in the underlying bonds. While the Portfolio receives an opinion of legal counsel to the effect that the income from each derivative product is tax-exempt to the same extent as the underlying bond, the Internal Revenue Service (the "IRS") has not issued a ruling on this subject. Were the IRS to issue an adverse ruling, there is a risk that the interest paid on such derivative products would be deemed taxable.

      The Portfolio intends to limit the risk of derivative products by purchasing only those derivative products that are consistent with the Portfolio's investment objective and policies. The Portfolio will not use such instruments to leverage securities. Hence, derivative products' contributions to the overall market risk characteristics of a Portfolio will not materially alter its risk profile and will be fully consistent with the Portfolio's maturity guidelines.


      Stand-by Commitments -- The Municipal Portfolio may acquire "stand-by commitments" with respect to municipal securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase, at the Portfolio's option, specified municipal securities at a specified price. The Portfolio intends to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the opinion of MMC, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, MMC will periodically review the issuer's assets, liabilities, contingent claims and other relevant financial information. The Portfolio will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

      Year 2000 -- The investment management services provided to the Fund by MMC and the services provided to shareholders by Salomon Smith Barney depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Fund's operations, including the handling of securities trades, pricing and account services. MMC and Salomon Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before

--------------------------------------------------------------------------------
Investment Objectives and Policies (continued)
--------------------------------------------------------------------------------


that date. In addition, MMC has been advised by the Fund's custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that MMC, Salomon Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.

   In addition, the ability of issuers to make timely payments of interest and principal or to continue their operations or services may be impaired by the inadequate preparation of their computer systems for the year 2000. This may adversely affect the market values of securities of specific issuers or of securities generally if the inadequacy of preparation is perceived as widespread or as affecting trading markets.


--------------------------------------------------------------------------------
Common Investment Techniques
--------------------------------------------------------------------------------

      Participation Interests -- The Portfolios may invest in participation interests in any type of security in which the Portfolios may invest. A participation interest gives a Portfolio an undivided interest in the underlying securities in the proportion that the Portfolio's participation interest bears to the total principal amount of the underlying securities. Participation interests usually carry a demand feature, as described below, backed by a letter of credit or guarantee of the institution that issued the interests permitting the holder to tender them back to the institution.

      Demand Features -- The Portfolios may invest in securities that are subject to puts and standby commitments ("demand features"). Demand features give the Portfolio the right to resell securities at specified periods prior to their maturity dates to the seller or to some third party at an agreed upon price or yield. Securities with demand features may involve certain expenses and risks, including the inability of the issuer of the instrument to pay for the securities at the time the instrument is exercised, non-marketability of the instrument and differences between the maturity of the underlying security and the maturity of the instrument. Securities may cost more with demand features than without them. Demand features can serve three purposes: (i) to shorten the maturity of a variable or floating rate security, (ii) to enhance the instrument's credit quality, and (iii) to provide a source of liquidity. Demand features are often issued by third party financial institutions, generally domestic and foreign banks. Accordingly, the credit quality and liquidity of the Portfolios' investments may be dependent in part on the credit quality of the banks supporting the Portfolios' investments and changes in the credit quality of these financial institutions could cause losses to the Portfolios and effect their share prices. This will result in exposure to risks pertaining to the banking industry, including the foreign banking industry. Brokerage firms and insurance companies also provide certain liquidity and credit support.

--------------------------------------------------------------------------------
Common Investment Techniques (continued)
--------------------------------------------------------------------------------

      Variable and Floating Rate Securities -- The securities in which the Portfolios invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. Securities with ultimate maturities of greater than 13 months may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government Securities may be purchased. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer's or guarantor's creditworthiness. The rate of interest on securities purchased by a Portfolio may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Portfolios, as well as other money market rates of interest. The Portfolios will not purchase securities whose values are tied to interest rates or indexes that are not appropriate for the duration and volatility standards of a money market fund.

      Mortgage and Asset-Backed Securities -- Each of the Cash Portfolio and the Government Portfolio may purchase fixed or adjustable rate mortgage-backed securities issued by the Government National Mortgage Association, Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation. In addition, the Cash Portfolio may purchase other asset-backed securities, including securities backed by automobile loans, equipment leases or credit card receivables. These securities directly or indirectly represent a participation in, or are secured by and payable from, fixed or adjustable rate mortgage or other loans which may be secured by real estate or other assets. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities and may result in a Portfolio having to reinvest proceeds at a lower interest rate.

      Repurchase Agreements -- Each Portfolio may seek additional income by entering into repurchase agreements with respect to obligations that could otherwise be purchased by a Portfolio. Repurchase agreements are transactions in which a Portfolio purchases securities (normally U.S. Government Securities) and simultaneously commits to resell those securities to the seller at an agreed upon price on an agreed upon future date, normally one to seven days later. The resale price reflects a market rate of interest that is not related to the coupon rate or maturity of the securities. If the seller of the securities underlying a repurchase agreement fails to pay the agreed resale price on the agreed delivery date, a Portfolio may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Fund's custodian maintains possession of the underlying collateral, which is maintained at not less than 100% of the repurchase price.

--------------------------------------------------------------------------------
Common Investment Techniques (continued)
--------------------------------------------------------------------------------

      Reverse Repurchase Agreements -- Each Portfolio may enter into reverse repurchase agreements. Reverse repurchase agreements are transactions in which a Portfolio sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. This technique will be used only for temporary or emergency purposes, such as meeting redemption requests or to earn additional income on portfolio securities.


      When-Issued or Delayed Delivery Securities -- Each Portfolio may purchase securities on a when-issued or delayed delivery basis. Securities so purchased are subject to market price fluctuation from the time of purchase but no interest on the securities accrues to a Portfolio until delivery and payment for the securities take place. Accordingly, the value of the securities on the delivery date may be more or less than the purchase price. The Fund's custodian will maintain, in a segregated account of the Portfolio, cash, debt securities of any grade or equity securities, having a value equal to or greater than the Portfolio's purchase commitments, provided such securities have been determined by MMC to be liquid and unencumbered, and are marked to market daily, pursuant to guidelines established by the directors. Forward commitments will be entered into only when a Portfolio has the intention of taking possession of the securities, but a Portfolio may sell the securities before the settlement date if deemed advisable.


      Borrowing and Lending -- Each Portfolio may borrow money for temporary or emergency purposes in amounts up to 33 1/3% of its total assets; provided, however that no additional investments will be made while borrowings exceed 5% of a Portfolio's total assets. A Portfolio may not mortgage or pledge securities except to secure permitted borrowings. As a fundamental policy, a Portfolio will not lend securities or other assets if, as a result, more than 20% of its total assets would be lent to other parties; however, the Portfolios do not currently intend to engage in securities lending.

      Portfolio Turnover -- Because the Portfolios invest in securities with relatively short-term maturities, each Portfolio is expected to have a high portfolio turnover rate. However, a high turnover rate should not increase a Portfolio's costs because brokerage commissions are not normally charged on the purchase and sale of money market instruments.

--------------------------------------------------------------------------------
Risks and Special Considerations
--------------------------------------------------------------------------------

      Although each Portfolio only invests in high quality money market instruments, an investment in a Portfolio is subject to risk even if all securities in a Portfolio's portfolio are paid in full at maturity. All money market instruments, including U.S. Government Securities, can change in value as a result of changes in interest rates, the issuer's actual or perceived creditworthiness or the issuer's ability to meet its obligations.

--------------------------------------------------------------------------------
Risks and Special Considerations (continued)
--------------------------------------------------------------------------------

      Each Portfolio will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by such Portfolio. The market value of the obligations in each Portfolio can be expected to vary inversely to changes in prevailing interest rates. Investors should recognize that, in periods of declining interest rates, the yield of each Portfolio will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yield of each Portfolio will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to each Portfolio from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the Portfolio, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which the Portfolios will invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity and safety and longer maturities.

      Investments in securities issued by foreign banks or foreign issuers present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions and reduced availability of public information. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers. In addition, there may be less publicly available information about a foreign bank than about a domestic bank.

--------------------------------------------------------------------------------
Valuation of Shares
--------------------------------------------------------------------------------

      The net asset value per share of the Cash Portfolio and the Government Portfolio is determined as of 2:00 p.m. New York City time on each day that the New York Stock Exchange ("NYSE") and the Fund's custodian are open. The net asset value per share of the Municipal Portfolio is determined as of 12:00 noon New York City time on each day that the NYSE and the Fund's custodian are open. The net asset value per share of each Portfolio is determined by dividing the Portfolio's net assets attributable to the Class (i.e., the value of its assets less liabilities) by the total number of shares of the Class outstanding. Each Portfolio may also determine net asset value per share on days when the NYSE is not open, but when the settlement of securities may otherwise occur. The Fund employs the amortized cost method of valuing portfolio securities and intends to use its best efforts to continue to maintain a constant net asset value of $1.00 per share.

--------------------------------------------------------------------------------
Dividends, Automatic Reinvestment and Taxes
--------------------------------------------------------------------------------

      Dividends and Distributions


      Each Portfolio declares a dividend from its net investment income daily, for each day the NYSE is open to conduct business, and pays dividends monthly. If a shareholder redeems an account in full between monthly dividend payment dates, all dividends declared up to and including the date of liquidation will be paid with the redemption proceeds. Dividends from net realized capital gains, if any, will be distributed annually. The Portfolios may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains, in order to avoid a Federal excise tax liability. If a shareholder does not otherwise instruct, monthly income dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, with no additional sales charge or CDSC.

      The per share amounts of dividends from net investment income on Class B shares may be lower than that of Class A shares, mainly as a result of the service fees applicable to the Class B shares. Capital gain distributions, if any, will be the same across both Classes of Fund shares.

      Taxes

      The following is a summary of the material federal tax considerations affecting the separate Portfolios and their shareholders. In addition to the considerations described below and in the SAI, there may be other federal, state, local, and/or foreign tax applications to consider. Because taxes are a complex matter, prospective shareholders are urged to consult their tax advisors for more detailed information with respect to the tax consequences of any investment.

      Each Portfolio of the Fund will be treated as a separate entity for tax purposes. The Portfolios intend to qualify, as in prior years, under Subchapter M of the Internal Revenue Code (the "Code") for tax treatment as regulated investment companies. In each taxable year that the separate Portfolios qualify, so long as such qualification is in the best interests of its shareholders, the Portfolios will pay no federal income tax on the net investment company taxable income and long-term capital gain that is distributed to its shareholders. The Municipal Portfolio also intends to satisfy conditions that will enable it to pay "exempt-interest dividends" to its shareholders. Exempt-interest dividends are generally not subject to regular federal income taxes, although, may be considered taxable for certain state and local income (or intangible) tax purposes.

      Dividends paid from net investment income (other than "exempt-interest dividends") and net realized short-term securities gain, are subject to federal income tax as ordinary income. Distributions, if any, from net realized long-term securities gains, derived from the sale of securities held by the Portfolio for more than one year, are taxable as long-term capital gains, regardless of the length of time a shareholder has owned Portfolio shares.

--------------------------------------------------------------------------------
Dividends, Automatic Reinvestment and Taxes (continued)
--------------------------------------------------------------------------------


      Shareholders are required to pay tax on all taxable distributions, even if those distributions are automatically reinvested in additional shares. None of the dividends paid will qualify for the corporate dividends received deduction. Dividends consisting of interest from U.S. government securities may be exempt from state and local income taxes. Shareholders will be informed of the source and tax status of all distributions promptly after the close of each calendar year.

      The Portfolios are required to withhold ("backup withholding") 31 % of all taxable dividends, capital gain distributions, and the proceeds of any redemption, regardless of whether gain or loss is realized upon the redemption, for shareholders who do not provide the Portfolios with a correct taxpayer identification number (social security or employer identification number). Withholding from taxable dividends and capital gain distributions also is required for shareholders who otherwise are subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax, and may be claimed as a credit on the shareholders' federal income tax return.

      The Municipal Portfolio

      Exempt-interest dividends attributable to interest received by the Portfolio on certain "private activity" bonds will be treated as a specific tax preference item to be included in a shareholder's alternative minimum tax computation. In addition to the alternative minimum tax, corporate shareholders must include this percentage as a component in the corporate environmental tax computation. Exempt-interest dividends derived from the interest earned on private activity bonds will not be exempt from federal income tax for those shareholders who are "substantial users" (or persons related to "substantial users") of the facilities financed by these bonds. `

      Shareholders who receive social security or equivalent railroad retirement benefits should note that exempt-interest dividends are one of the items taken into consideration in determining the amount of these benefits that may be subject to federal income tax.

      The interest expense incurred by a shareholder on borrowing made to purchase, or carry Portfolio shares, is not deductible for federal income tax purposes to the extent related to the exempt-interest dividends received on such shares.

      Dividends paid by the Portfolio from interest income on taxable investments, net realized short-term securities gains, and, all, or a portion of, any gains realized from the sale or other disposition of certain market discount bonds are subject to federal income tax as ordinary income. Distributions, if any, from net realized long-term securities gains, derived from the sale of bonds held by the Portfolio for more than one year, are taxable as long-term capital gains, regardless of the length of time a shareholder has owned Fund shares.

--------------------------------------------------------------------------------
Purchase of Shares
--------------------------------------------------------------------------------


      Purchases of Portfolio shares may be made directly through the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data"), through a brokerage account maintained with Salomon Smith Barney or with a broker that clears securities transactions through Salomon Smith Barney on a fully disclosed basis (an "Introducing Broker"). Salomon Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Class B shares are available for purchase by institutional investors on behalf of their clients. The minimum initial investment in each portfolio is $1,000,000. The minimum subsequent investment is $50.


      The issuance of shares of a Portfolio is recorded on the books of the Fund, and, to avoid additional operating costs and for investor convenience, stock certificates will not be issued unless expressly requested in writing by a shareholder. Certificates will not be issued for fractional shares.


      The Fund's shares are sold continuously at their net asset value next determined after a purchase order is received and becomes effective. A purchase order becomes effective when First Data, Salomon Smith Barney or an Introducing Broker receives, or converts the purchase amount into Federal funds (i.e., monies of member banks within the Federal Reserve Board) that are either in the client's brokerage account at Salomon Smith Barney or the Introducing broker before the Portfolio's close of business. When orders for the purchase of Fund shares are paid for in Federal funds, or are placed by an investor with sufficient Federal funds or cash balance in the investor's brokerage account with Salomon Smith Barney or the Introducing Broker, the order becomes effective on the day of receipt if the order is received prior to 12 noon (New York time) which is the close of business with respect to orders for the Municipal Portfolio and 2:00 p.m. (New York time) which is the close of business with respect to orders for the Cash and Government Portfolios, on any day the Fund calculates its net asset value. See "Valuation of Shares." Purchase orders received after the close of business or with respect to which Federal funds are not available, or when orders for the purchase of shares are paid for other than in Federal funds, will not be accepted and a new purchase order will need to be submitted on the next day the Fund calculates the Portfolio's net asset value. Shares purchased begin to accrue income dividends on the business day the purchase order becomes effective.

--------------------------------------------------------------------------------
Exchange Privilege
--------------------------------------------------------------------------------

      Shareholders of a Portfolio may exchange their shares for shares of any other Portfolio on the basis described below. To qualify for the Exchange Privilege, a shareholder must exchange shares with a current value of at least $1,000. Under the Exchange Privilege, each of the Portfolios offers to exchange its shares for shares of any other Portfolio, on the basis of relative net asset value per share. Since all of the Portfolios seek to maintain a constant $1.00 net asset value per share, it is expected that any exchange with those funds would be on a share-for-share basis. If in utilizing the Exchange Privilege the shareholder exchanges all his shares of a Portfolio, all dividends accrued on such shares for the month to date will be invested in shares of the Portfolio into which the exchange is being made. An exchange between Portfolios pursuant to the Exchange Privilege is treated as a sale for Federal income tax purposes and depending upon the circumstances, a short- or long-term capital gain or loss may be realized.


      To exercise the Exchange Privilege, shareholders should contact First Data, or their Salomon Smith Barney Financial Consultants, who will advise the applicable Portfolio of the exchange. A shareholder may make exchanges by telephone, provided that (i) he has elected the telephone exchange option on the account application, (ii) the registration of the account for the new Portfolio will be the same as for the Portfolio from which it is exchanged, and (iii) the shares to be exchanged are not in certificate form. To make exchanges by telephone, a shareholder should call the telephone number listed above. The shareholder should identify himself by name and account number and give the name of the Portfolio into which he wishes to make the exchange, the name of the Portfolio and the number of shares he wishes to exchange. The shareholder also may write to First Data requesting that the exchange be effected. Such letter must be signed exactly as the account is registered with signature(s) guaranteed by a commercial bank which is a member of the FDIC or by a trust company or a member firm of a domestic securities exchange. The Fund reserves the right to acquire a properly completed Exchange Application.


--------------------------------------------------------------------------------
Redemption of Shares
--------------------------------------------------------------------------------

      These exchange privileges may be modified or terminated at any time.

      Redemption of Shares. Shareholders may redeem their shares without charge on any day the Fund calculates its net asset value. See "Valuation of Shares." Redemption requests received in proper form prior to 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio), New York time, are priced at the net asset value as next determined. Redemption requests received after 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio), New York time, will not be accepted and a new redemption request should be submitted on the following day that the Fund

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------


calculates its net asset value. Redemption requests must be made through Salomon Smith Barney, an Introducing Broker or the securities dealer in the selling group through whom the shares were purchased, except that shareholders who purchased shares of the Fund from First Data may also redeem shares directly through First Data. A shareholder desiring to redeem shares represented by certificates also must present the certificates to Salomon Smith Barney, the Introducing Broker or First Data endorsed for transfer (or accompanied by an endorsed stock power), signed exactly as the shares are registered. Redemption requests involving shares represented by certificates will not be deemed received until certificates are received by First Data in proper form.

      Shares held at Salomon Smith Barney. A redemption request received by Salomon Smith Barney in proper form before 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio) will not earn a dividend on the day the request is received and redemption proceeds will be credited to a shareholder's account on the same day.


      Shares held at First Data. A shareholder who purchased shares of the Fund directly through First Data may redeem shares through First Data in the manner described in the Prospectus under "Expedited Redemption Procedures" and "Ordinary Redemption Procedures".

      Expedited Redemption Procedures


      Shareholders meeting the requirements stated below may initiate redemptions by submitting their redemption requests by telephone at 800-451-2010 or mail to First Data and have the proceeds sent by a Federal Funds wire to a previously designated bank account. A redemption request received prior to 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio) (New York time) will not earn a dividend on the day the request is received and payment will be made in Federal Funds wired on the same business day. If an expedited redemption request for which the redemption proceeds will be wired is received after 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio) (New York time), and prior to the close of regular trading on the NYSE on a day on which First Data is open for business, the redemption proceeds will be wired on the next business day following the redemption request that First Data is open for business. A redemption request received after 2:00 p.m. (12:00 noon in the case of the Municipal Portfolio) (New York time) will earn a dividend on the day the request is received. If an expedited redemption request is received after the regular close of trading on the NYSE or on a day that Salomon Smith Barney or First Data is closed, the redemption proceeds will be wired on the next business day following receipt of the redemption request. Therefore, a redeeming shareholder will receive a dividend on the day the request is received, but not on the day that shares are redeemed out of his account. The Fund or First Data will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. In this regard,

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------

the Fund and First Data will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions and exchanges are not available for shares for which certificates have been issued.

      To utilize the expedited redemption procedure, all shares must be held in non-certificate form in the shareholder's account. In addition, an account application with the expedited section properly completed must be on file with First Data before an expedited redemption request is submitted. This form requires a shareholder to designate the bank account to which its redemption proceeds should be sent. Any change in the bank account designated to receive the proceeds must be submitted in proper form on a new account application with signature guaranteed. In making a telephone redemption request, a shareholder must provide the shareholder's name and account number, the dollar amount of the redemption requested, the name of the Portfolio, and the name of the bank to which the redemption proceeds should be sent. If the information provided by the shareholder does not correspond to the information on the application, the transaction will not be approved. If, because of unusual circumstances, a shareholder is unable to contact First Data at the telephone number listed above to make an expedited redemption request, he may contact his Salomon Smith Barney Financial Consultant to effect such a redemption or request redemption in writing as described under "Ordinary Redemption Procedures" below.

      Ordinary Redemption Procedures

      If this method of redemption is used, the shareholder may submit his redemption request in writing to First Data. A Portfolio will make payment for shares redeemed pursuant to the ordinary redemption procedure by check sent to the shareholder at the address on such shareholder's account application. Such checks will normally be sent out within one business day, but in no event more than three business days after receipt of the redemption request in proper form. If certificates have been issued representing the shares to be redeemed, prior to effecting a redemption with respect to such shares First Data must have received such certificates. A shareholder's signature must be guaranteed by an "eligible guarantor institution", as such term is defined by Rule 17 Ad-15 of the Securities Exchange Act of 1934, as amended, the existence and validity of which may be verified by First Data through use of industry publications. A notary public is not an acceptable guarantor. In certain instances, First Data may request additional documentation which it believes necessary to insure proper authorization such as, but not limited to: trust instruments, death certificates, appointment of executor or administrator, or certificates of corporate authority. Shareholders having questions regarding proper documentation should contact First Data.

--------------------------------------------------------------------------------
Minimum Account Size
--------------------------------------------------------------------------------

   The Fund reserves the right to redeem involuntarily any shareholder's account if the aggregate net asset value of the shares of a Portfolio held in the account is less than $100,000 (if a shareholder has more than one account in a Portfolio, each account must satisfy the minimum account size.) Before the Directors of the Fund elect to exercise such right, shareholders will receive prior written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary redemption.

--------------------------------------------------------------------------------
Yield Information
--------------------------------------------------------------------------------

      The Portfolios may measure performance in several ways, including "yield", "effective yield" and "tax equivalent yield" (for the Municipal Portfolio only). A Portfolio's yield is a way of showing the rate of income the Portfolio earns on its investments as a percentage of the Portfolio's share price. Yield represents the income, less expenses generated by the investments, in the Portfolio over a seven-day period expressed as an annual percentage rate. Effective yield is similar in that it is calculated over the same time frame, but instead the net investment income is compounded and then annualized. Due to the compounding effect, the effective yield will normally be higher than the yield. The Municipal Portfolio may also quote its tax-equivalent yield, which shows the taxable yield an investor would have to earn before taxes to equal the Portfolio's tax-free yield. Portfolio yield figures are based upon historical earnings and are not intended to indicate future performance.

      From time to time in advertisements or sales material, the Portfolios may discuss their performance ratings or other information as published by recognized statistical or rating services, such as Lipper Analytical Services, Inc., IBC Money Fund Report, Morningstar, or by publications of general interest, such as Forbes or Money. In addition, the Portfolios may compare their yields to those of certain U.S. Treasury obligations or other money market instruments.

--------------------------------------------------------------------------------
Management of the Fund
--------------------------------------------------------------------------------

      Directors

      Overall responsibility for management and supervision of the Fund rests with its Directors. The Directors approve all significant agreements between the Fund and the companies that furnish services to the Fund and each Portfolio, including agreements with the Fund's distributor, investment manager, custodian and transfer agent. The day-to-day operations of each Portfolio are delegated to the Portfolio's

--------------------------------------------------------------------------------
Management of the Fund (continued)
--------------------------------------------------------------------------------

investment manager. The Statement of Additional Information contains background information regarding each Director and executive officer of the Fund.

      Investment Manager


      MMC manages the day-to-day operations of each Portfolio pursuant to management agreements entered into by the Fund on behalf of each Portfolio, subject to the direction of the Directors of the Fund. As compensation for MMC's services to the Portfolios, each Portfolio pays a monthly fee at the annual rate of 0.27% of the value of that Portfolio's average daily net assets.

      MMC waived a portion of its management fee for the Fund for the fiscal year ended May 31, 1998, and the effective rate of the management fee was 0.15%, 0.11% and 0.09% for the Cash Portfolio, Government Portfolio and Municipal Portfolio, respectively. For the past fiscal year, total operating expenses without the management fee waiver for the Cash portfolio was 0.59% of the daily net assets. No Class B shares were outstanding for the Government Portfolio or the Municipal Portfolio during the period, however management estimates that total operating expenses without the management fee waiver would have been 0.64% and 0.66% of average daily net assets, respectively.

      MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc., which is a wholly owned subsidiary of Travelers Group, Inc. ("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, including Asset Management, Consumer Finance Services, Life Insurance Services and Property & Casualty Services. Salomon Smith Barney and Salomon Smith Barney Holdings Inc. are each located at 388 Greenwich Street, New York, New York 10013.

      MMC was incorporated on March 12, 1968 under the laws of Delaware. As of August 31, 1998 MMC had aggregate assets under management in excess of $106 billion.

On April 6, 1998, Travelers announced that it had entered into a Merger Agreement with Citicorp. The transaction was approved by the stockholders of both Travelers and Citicorp on June 22, 1998 and by the Federal Reserve Board on September 23, 1998. The companies expect the merger to close on or about October 8, 1998, creating a new entity to be called Citigroup. By approving the merger, the Federal Reserve
Board approved Travelers, as the surviving entity, becoming a bank holding company subject to regulation under the Bank Holding Company Act of 1956 (the "BHCA"), the requirements of the Glass-Steagall Act and certain other laws and regulations. MMC does not believe that its compliance with the applicable law will have a material adverse effect on its ability to continue to provide the Fund with the same level of investment advisory services that it currently receives.



--------------------------------------------------------------------------------
Distributor and Service Organizations
--------------------------------------------------------------------------------


      Salomon Smith Barney serves as Principal Underwriter of shares of the Fund. The Fund has adopted a Distribution and Shareholder Servicing Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan permits the Fund to make payments to institutional investors such as banks, savings and loans associations

--------------------------------------------------------------------------------
Distributor and Service Organizations (continued)
--------------------------------------------------------------------------------

and other financial institutions ("service organizations") who are purchasing Class B shares on behalf of their customers, at an annual rate of 0.25% of that Class' average daily net assets.


      The Glass-Steagall Act currently prohibits certain financial institutions from underwriting securities of open-end investment companies, such as the Fund. Therefore, in connection with the merger of Travelers and Citicorp and as a consequence of the applicability of the BHCA and the Glass-Steagall Act, the Fund plans to retain the services of a new entity (which is not otherwise affiliated with Travelers) to act as distributor of the Portfolio's shares.

      The Fund will enter into an agreement with each service organization which purchases Class B shares to provide certain services to the beneficial owners of such shares. Such services include aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with Salomon Smith Barney; processing dividend payments from the Fund on behalf of the customers; providing information periodically to customers showing their positions in shares; arranging for bank wires; responding to customer inquiries relating to the services provided by the service organization and handling correspondence; and acting as shareholder of record and nominee. Under terms of the agreements, service organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investment in Class B shares. The service organizations may be subject to various state laws regarding the services described above, and may be required to register as dealers pursuant to state law.


--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

      The Fund, an open-end, management investment company, was organized under the laws of the State of Maryland on March 28, 1995. The Directors have authorized the issuance of three series of shares, each representing shares in one of three separate Portfolios, and may also authorize the creation of additional series of shares. Each share of a Portfolio represents an equal proportionate interest in the net assets of that Portfolio or Class with each other share of the same Portfolio or Class and is entitled to such dividends and distributions out of the net income of that Portfolio or Class as are declared in the discretion of the Directors. Shareholders are entitled to one vote for each share held and will vote in the aggregate and not by Portfolio or Class except as otherwise required by the 1940 Act or Maryland General Corporation Law. As described under "Voting Rights" in the Statement of Additional Information, the Portfolio ordinarily will not hold shareholder meetings; however, shareholders have the right to call a meeting upon a vote of 10% of the Portfolio's outstanding shares for the purpose of voting to remove Directors and the

--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

Fund will assist shareholders in calling such a meeting as required by the 1940 Act.

      PNC Bank, National Association, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, is the custodian of each Portfolio's assets.

      First Data, located at Exchange Place, Boston, Massachusetts 02109, provides transfer agency and shareholder services for the Fund.

      The Fund sends to each shareholder a semi-annual report and an audited annual report, each of which includes a list of the investment securities held by the Fund at the end of the period covered.

                                                            SALOMON SMITH BARNEY
                                              ----------------------------------
                                                A Member of TravelersGroup[LOGO]


                                                 Smith Barney Institutional Cash
                                                           Management Fund, Inc.
                                                                  Class B Shares

                                                            388 Greenwich Street
                                                        New York, New York 10013



                                                                  FD 0959  9/981